Employee benefit plans - Weighted-average assumptions used to determine net periodic benefit costs (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Employee Benefit Plans [Abstract]
Discount rate	1.60%	1.30%	0.80%
Rate of increase in compensation levels	0.50%	0.40%	0.30%
Expected long-term rate of return on plan assets	2.60%	2.60%	2.60%
Interest crediting rate	2.80%	2.80%	2.90%